CONTROLLING INTEREST EQUITY (Details 4) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Balance at the beginning of the year	$ 749,617			$ 976,597	$ 698,038
Current-period change	37,249			302,207	278,559
Balance at the end of the year	786,866	$ 263.7		749,617	976,597
Non-controlling interests [member]
Balance at the beginning of the year	529,187			438,468	325,710
Current-period change	38,121			90,719	112,758
Balance at the end of the year	567,308			529,187	438,468
Equity attributable to owners of parent [member]
Balance at the beginning of the year	749,617			538,129	372,328
Current-period change	37,249			211,488	165,801
Balance at the end of the year	786,866			749,617	538,129
Income tax [Member]
Balance at the beginning of the year	1,276,840			1,641,196	442,582
Current-period change	(73,617)			(364,356)	1,198,614
Balance at the end of the year	1,203,223			1,276,840	1,641,196
Actuarial gains (losses) from defined benefit pension plans [Member]
Balance at the beginning of the year	(32,225)			9,003	2,841
Current-period change	(100,232)			(41,228)	6,162
Balance at the end of the year	(132,457)			(32,225)	9,003
Investments in associates and join ventures [Member]
Balance at the beginning of the year	91,761			111,822	79,858
Current-period change	1,128			(20,061)	31,964
Balance at the end of the year	92,889			91,761	111,822
AOCI related to equity securities [Member]
Balance at the beginning of the year	489,884			455,375	461,923
Current-period change	57,245			34,509	(6,548)
Balance at the end of the year	547,129			489,884	455,375
AOCI related to debt securities [Member]
Balance at the beginning of the year	(272,216)			(1,220,428)	(298,345)
Current-period change	284,480			948,212	(922,083)
Balance at the end of the year	12,264			(272,216)	(1,220,428)
AOCI related to foreign currency translation differences [Member]
Balance at the beginning of the year	(73,922)			51,239	26,361
Current-period change	(91,497)			(125,161)	24,878
Balance at the end of the year	(165,419)			(73,922)	51,239
AOCI related to cash flow hedges [Member]
Balance at the beginning of the year	6,210			(11,757)	(29,257)
Current-period change	(2,340)			17,967	17,500
Balance at the end of the year	3,870			6,210	(11,757)
Hedging non-derivative instrument [Member]
Balance at the beginning of the year	(1,203,245)			(1,239,064)	(483,633)
Current-period change	30,568			35,819	(755,431)
Balance at the end of the year	(1,172,677)			(1,203,245)	(1,239,064)
Hedging derivative instrument [Member]
Balance at the beginning of the year	(2,262,751)			(2,554,257)	(870,911)
Current-period change	16,832			291,506	(1,683,346)
Balance at the end of the year	(2,245,919)			(2,262,751)	(2,554,257)
Net Investment in foreign subsidiaries operations [Member]
Balance at the beginning of the year	3,258,469			3,733,469	1,366,620
Current-period change	(47,197)			(475,000)	2,366,849
Balance at the end of the year	$ 3,211,272			$ 3,258,469	$ 3,733,469

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.